SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Ironwood Investment Counsel, LLC
Address: 	11801 N. Tatum Blvd., Suite 224
	 	Phoenix, AZ 85028



Form 13F File Number:  28- 11471

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: PAUL W. ALSTON, III
Title:
Phone: 602-493-4042

Signature, Place, and Date of Signing:

   PAUL W. ALSTON, III     Phoenix, AZ                 January 19, 2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:               109
                                                  -----------------------

Form 13F Information Table Value Total:             100943 (x 1000)
                                                  -----------------------


List of Other Included Managers:

                          Ironwood Investment Counsel, LLC
                           Form 13F Information Table





FORM 13F INFORMATION TABLE

         COLUMN 1                 COLUMN 2       COLUMN 3  COLUMN 4         COLUMN 5    COLUMN 6 COLUMN7     COLUMN 8
                                                             VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT  PRN CALL DSCRETN MANAGERS SOLE  SHARED  NONE
----------------------------------------------------------------------------------------------------------------------------
3M Co                          COM              88579y101     1202    14712 SH            SOLE          11412           3300
Abbott Labs                    COM              002824100     1119    19905 SH            SOLE           9605          10300
Accenture PLC                  SHS CL A         G1151C101      751    14100 SH            SOLE          14100
Air Prods & Chems Inc          COM              009158106      488     5725 SH            SOLE           2725           3000
Alpine Global Premier PPTYS    COM SBI          02083A103      686   129460 SH            SOLE         129460
Alpine Total Dynamic Dividend  COM SBI          021060108      131    30000 SH            SOLE          30000
American Express               COM              025816109      680    14416 SH            SOLE          14416
Apple Computer Inc             COM              037833100      864     2134 SH            SOLE           2134
AT&T                           COM              00206R102      800    26447 SH            SOLE          25030           1417
Auto Data Processing           COM              053015103     1393    25797 SH            SOLE          15447          10350
B O K Financial Cp New         COM NEW          05561Q201      657    11957 SH            SOLE           1075          10882
Bac Cap TRUST II               COM              055188205      321    15375 SH            SOLE          15375
Bancfirst Corp Oklahoma        COM              05945F103      908    24200 SH            SOLE            200          24000
Bard                           COM              067383109      209     2445 SH            SOLE           2445
Becton Dickinson & Co          COM              075887109      366     4895 SH            SOLE           1895           3000
Berkshire Hathaway Cl A        COM              084670108     1148       10 SH            SOLE              0             10
BHP Billiton Ltd ADR           Spons ADR        05545E209      427     6044 SH            SOLE             44           6000
BRE Properties Inc             CL A             05564E106      232     4600 SH            SOLE           4600
Bristol-Myers Squibb Co        COM              110122108      252     7160 SH            SOLE           7160
Brown & Brown Inc              COM              115236101      458    20240 SH            SOLE          20240
Capital One Financial          COM              14040H105      204     4830 SH            SOLE           4830
Caterpillar Inc                COM              149123101      430     4744 SH            SOLE           4744
Charles Schwab Corp            COM              808513105      315    27987 SH            SOLE          25987           2000
Chevron Corp                   COM              166764100     1312    12334 SH            SOLE          12334
Church & Dwight Co Inc         COM              171340102      362     7900 SH            SOLE           5800           2100
Cisco Systems Inc              COM              17275R102     1374    75987 SH            SOLE          60987          15000
Citigroup Inc                  COM              172967101      610    23196 SH            SOLE          23196
Clorox Company                 COM              189054109     1065    16000 SH            SOLE           9500           6500
Coca Cola                      COM              191216100     1149    16418 SH            SOLE           6882           9536
Colgate Palmolive Co           COM              194162103      860     9311 SH            SOLE           4311           5000
Costco                         COM              22160k105      714     8575 SH            SOLE           8275            300
Devon Energy                   COM              25179m103     1521    24540 SH            SOLE          13615          10925
Disney Walt Co                 COM              254687106      708    18891 SH            SOLE          16891           2000
Duke Energy Corporation        COM              26441C105      242    11000 SH            SOLE          11000
Eaton Corp                     COM              278058102      348     8000 SH            SOLE              0           8000
Eli Lilly & Co                 COM              532457108      283     6800 SH            SOLE           1800           5000
Emerson Electric               COM              291011104     1886    40475 SH            SOLE          19275          21200
Energen Corp                   COM              29265N108      200     4000 SH            SOLE              0           4000
Exxon Mobil                    COM              30231G102     6554    77328 SH            SOLE          32125          45203
Fastenal Co                    COM              311900104      218     5000 SH            SOLE           5000
Federated Investors            COM              314211103      242    15980 SH            SOLE          15980
General Electric               COM              369604103     2015   112507 SH            SOLE          92488          20019
General Mills Inc              COM              370334104      566    14000 SH            SOLE           6000           8000
Genuine Parts Co               COM              372460105      306     5000 SH            SOLE              0           5000
Google Inc Class A             CL A             38259P508      242      375 SH            SOLE            325             50
Grainger                       COM              384802104      206     1100 SH            SOLE           1100
Hershey Company                COM              427866108      303     4900 SH            SOLE           4900
Hewlett-Packard Company        COM              428236103      288    11192 SH            SOLE          11192
Heinz HJ Co                    COM              423074103      394     7300 SH            SOLE           7300
Home Depot                     COM              437076102     1295    30805 SH            SOLE          27805           3000
IBM                            COM              459200101     2070    11257 SH            SOLE           5255           6002
Illinois Tool Works            COM              452308109      315     6750 SH            SOLE           6750
Intel                          COM              458140100      495    20405 SH            SOLE          18405           2000
iShares                        BARCLYS TIPS BD  464287176      860     7371 SH            SOLE           4171           3200
iShares                        MSCI ACWI IDX    464288240     1767    48000 SH            SOLE              0          48000
iShares                        MSCI EAFE IDX    464287465      277     5601 SH            SOLE           4601           1000
iShares                        MSCI EMERG MKTS  464287234      301     7944 SH            SOLE           7444            500
iShares                        RUSSELL 1000 GRW 464287614     8061   139492 SH            SOLE         139492
iShares                        RUSSELL 3000 IDX 464287689      219     2950 SH            SOLE           2950
iShares                        S&P 500 INDEX    464287200     7417    58887 SH            SOLE          58887
iShares                        US PFD STK IDX   464288687      237     6652 SH            SOLE           6652
Johnson & Johnson              COM              478160104     3013    45940 SH            SOLE          35540          10400
Kinder Morgan Mgmt LLC         SHS              49455U100     2167    27598 SH            SOLE          17259          10339
Kraft Foods Inc                CL A             50075N104     1926    51562 SH            SOLE          32862          18700
McDonalds                      COM              580135101     2207    21996 SH            SOLE          11996          10000
McGraw Hill                    COM              580645109      396     8815 SH            SOLE           8215            600
McKesson Corp                  COM              58155Q103      220     2825 SH            SOLE           2825
Medcohealth Solutions          COM              58405u102      443     7927 SH            SOLE           2412           5515
Medtronic Inc                  COM              585055106     1157    30259 SH            SOLE          23259           7000
Merck & Co                     COM              589331107      808    21445 SH            SOLE            825          20620
Microsoft                      COM              594918104     2281    87854 SH            SOLE          58513          29341
MV Oil Trust                   COM              553859109      650    16400 SH            SOLE           2400          14000
Northern Trust 	Corp           COM              665859104      258     6500 SH            SOLE           6500
Novartis A G                   COM              66987V109      230     4017 SH            SOLE           4017
OGE Energy Corp.               COM              670837103      578    10200 SH            SOLE            200          10000
Omnicare Inc                   COM              681904108      362    10500 SH            SOLE          10500
Panhandle Oil & Gas Inc        COM              698477106      246     7500 SH            SOLE              0           7500
Paychex Inc                    COM              704326107      567    18845 SH            SOLE          13845           5000
Pengrowth Energy Corporation   COM              70706P104      105    10000 SH            SOLE          10000
Pepsico Inc                    COM              713448108     1420    21400 SH            SOLE          16400           5000
Pfizer                         COM              717081103     1220    56394 SH            SOLE          45518          10876
PIMCO ETF TR                   ENHAN SRT MKT    72201R833      546     5455 SH            SOLE           5455
Pinnacle West Capital Cp       COM              723484101      375     7780 SH            SOLE           7780
Powershares DB Cmdy Idx Tra    UNIT BEN INT     73935S105      220     8200 SH            SOLE           8200
Powershares QQQ                COM              73935A104      565    10120 SH            SOLE          10120
Procter & Gamble               COM              742718109     2985    44743 SH            SOLE          19643          25100
Royal Dutch Shell A Adrf       COM              780259206      409     5600 SH            SOLE           5600
Royal Dutch Shell PLC Cl B     COM              780259107      273     3586 SH            SOLE           3586
Sigma Aldrich Corp             COM              826552101      656    10500 SH            SOLE           5500           5000
SPDR S&P 500 ETF TR            TR UNIT          78462F103      254     2026 SH            SOLE           2026
State Street Corp              COM              857477103      314     7800 SH            SOLE           6200           1600
Stryker                        COM              863667101      471     9475 SH            SOLE           4475           5000
Sysco                          COM              871829107      890    30354 SH            SOLE          27354           3000
T. Rowe Price Group Inc        COM              74144t108      552     9700 SH            SOLE           7700           2000
Target                         COM              87612E106      595    11610 SH            SOLE           7010           4600
Techne Corp Common             COM              878377100      273     4000 SH            SOLE              0           4000
Templeton Global Income        COM              880198106      112    11852 SH            SOLE          11852
The Southern Company           COM              842587107      384     8300 SH            SOLE           8300
United Parcel Service B        CL B             911312106      912    12457 SH            SOLE          10457           2000
US Bancorp                     COM              902973304     1093    40398 SH            SOLE          32110           8288
Vanguard International Eq Idx  MSCI EMR MKT ETF 922042858     1528    39996 SH            SOLE          37396           2600
Vanguard                       TOTAL BND MRKT   921937835      272     3255 SH            SOLE           3255
Verizon Communications         COM              92343v104      823    20502 SH            SOLE          20102            400
VOC Energy Trust               TR UNIT          91829B103      377    17000 SH            SOLE           2000          15000
Walgreen Company               COM              931422109     1613    48800 SH            SOLE          48800
Wal Mart Stores Inc            COM              931142103     1558    26075 SH            SOLE          20362           5713
Washington Mutual Inc.         COM              939322103        1    12025 SH            SOLE          12025
Western Union                  COM              959802109      887    48582 SH            SOLE          38582          10000
Windstream Corp                COM              97381W104      422    35931 SH            SOLE          20830          15101

REPORT SUMMARY                                      TOTAL   $ 100943 (x 1000)


